Total
DF Dent Premier Growth Fund
DF Dent Premier Growth Fund
Investment Objective
The objective of the DF Dent Premier Growth Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - DF Dent Premier Growth Fund	DF Dent Premier Growth Fund Shares	Total
Shareholder Fees Caption [Text]		Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase, if applicable)	(2.00%)
Exchange Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - DF Dent Premier Growth Fund		DF Dent Premier Growth Fund Shares	Total
Management Fees		0.99%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.16%
Total Annual Fund Operating Expenses		1.15%
Fee Waiver and/or Expense Reimbursement	[1]	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.99%
Operating Expenses Caption [Text]			Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
[1]	D.F. Dent and Company, Inc. (the “Adviser”) has contractually agreed to waive a portion of its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 0.99% through October 31, 2021 (the “Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may recoup from the Fund fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such recoupment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Fund (after the recoupment has been taken into account) to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.
[2]	Expense information in the table has been restated to reflect current fees. Total Annual Operating Expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights due to a reduction in the expense cap.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap through the time periods described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
DF Dent Premier Growth Fund | DF Dent Premier Growth Fund Shares | USD ($)	101	350	618	1,383

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities, consisting of common, preferred and convertible stock of domestic companies and real estate investment trusts (“REITs”) that the Adviser believes possess superior long-term growth characteristics and have strong, sustainable earnings prospects and reasonably valued stock prices. The Fund may also invest in companies that do not have particularly strong earnings histories but do have other attributes that the Adviser believes may contribute to accelerated growth in the foreseeable future. The Fund primarily invests in medium- and large-size domestic companies. For these purposes, the Adviser defines medium-size companies as those with market capitalizations in the range of $3 billion to $20 billion, and large-size companies as those with market capitalizations greater than $20 billion.

The Fund’s investment strategy also permits the Fund to invest in small-size companies, which, according to the Adviser, are companies that typically have market capitalizations under $3 billion.

If the Fund is not invested primarily in medium- and large-size domestic companies due to, among other things, decreases in the market capitalization of those companies in the Fund’s portfolio since they were purchased, the Fund will limit new investments to medium- and large-size domestic companies.

The Adviser relies on selecting individual stocks and does not try to predict when the stock market may rise or fall. The Adviser uses in-house research and other sources to conduct analyses of prospective Fund investments. Under normal market conditions, the Fund will typically hold approximately 25-50 stocks.

In purchasing Fund investments, the Adviser’s process begins with an economic analysis of prospective Fund investments across a range of industries, including, but not limited to, investments in the information technology sector, in which the Fund currently invests a significant portion of its net assets. The Adviser then uses fundamental research to identify companies that it believes are well managed, are leaders in an industry niche, are consistent producers and/or exhibit sustainable growth.

The Adviser may sell a stock in the Fund’s portfolio if, for example, the Adviser believes it has become overvalued or its fundamentals have changed. The Adviser may also change the weighting in a stock if it becomes an excessively large position within the Fund due to appreciation. In addition, the Fund may strategically invest a significant portion of the Fund’s total assets in cash or cash equivalents if in certain market conditions other appropriate investments for the Fund are not available at prices the Adviser believes are favorable to the Fund.

Principal Investment Risks

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

Capital Gains Risk. The sale of securities held in the Fund’s portfolio may generate capital gains if the value of a security sold has appreciated since the time of the Fund’s initial investment. There can be no guarantee that the Fund will not distribute such capital gains.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Furthermore, the Fund currently has a large shareholder controlled by the Fund’s Adviser, which could redeem shares to the detriment of other shareholders.

Market Events Risk. Geopolitical and similar disruptive events with geopolitical consequences, including pandemics (such as COVID-19), may destabilize various countries’ economies and markets, which may experience increased volatility and reduced liquidity. Policy changes by the Federal Reserve and/or other government actors could similarly cause increased volatility in financial markets. Trade barriers and other protectionist trade policies (including those in the U.S.) may also result in market turbulence. Market volatility and reductions in market liquidity may negatively affect issuers worldwide, including issuers in which the Fund invests. Under such circumstances, the Fund may have difficulty liquidating portfolio holdings, particularly at favorable prices. To the extent that the Fund experiences higher levels of redemptions, the Fund may be required to transact in contemporaneous markets, even if they are volatile and/or illiquid, which may negatively impact the Fund’s net asset value.

Management Risk. The Fund is actively managed and its performance will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objective.

Focused Fund Risk. The Fund employs a strategy of investing in the securities of a limited number of companies, some of which may be in the same industry, sector or geographic region. As a result, the Fund may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Fund’s net asset value. Further, the Fund may be more sensitive to events affecting a single industry, sector or geographic region. The use of such a focused investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a portfolio that is more broadly invested.

Growth Company Risk. The Fund’s investments in growth securities may be more sensitive to company earnings and more volatile than the market in general primarily because their stock prices are based heavily on future expectations. If the Adviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser has placed on it.

Information Technology Sector Risk. The Fund currently invests a portion of its assets in the information technology sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

Equity Risk. Equity securities, which include common stocks may decline in value because of changes in the price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

Small and Mid-Sized Capitalization Company Risk. Investments in small and mid-sized capitalization companies may be less liquid, and the prices of such securities may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund’s ability to sell such securities at a desirable time and price.

Cash and Cash Equivalents Risk. To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Industrials Sector Risk. To the extent the Fund invests a significant portion of its assets in the industrial sector, the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

Healthcare Sector Risk. The profitability of companies in the healthcare sector may be affected by government regulations changing costs of medical products and services, limited product lines, and product liability claims, among other things. Many healthcare companies are heavily dependent on patent protection, which may be time consuming and costly, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies may be thinly capitalized and susceptible to product obsolescence. Many new products in the healthcare sector require significant research and development and may be subject to regulatory approvals, which may be time consuming and costly and with no guarantee that the product will come to market.

REIT Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities or any changes in the issuer’s credit rating. Convertible securities are subject to the risk that the credit rating of the issuer may have an effect on the value of the convertible securities.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Updated performance information is available at www.dfdent.com or by calling (866) 2DF-DENT or (866) 233-3368 (toll free).

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Annual Returns as of December 31

During the period shown, the highest return for a quarter was 19.85% for the quarter ended March 31, 2019, and the lowest return was -17.22% for the quarter ended September 30, 2011.

The calendar year-to-date total return as of September 30, 2020 was 14.69%.

Average Annual Total Returns (For the periods ended December 31, 2019)
Average Annual Total Returns - DF Dent Premier Growth Fund	1 Year	5 Years	10 Years
DF Dent Premier Growth Fund Shares	42.90%	14.82%	15.37%
DF Dent Premier Growth Fund Shares | After Taxes on Distributions	40.58%	12.63%	14.27%
DF Dent Premier Growth Fund Shares | After Taxes on Distributions and Sales	27.01%	11.36%	12.77%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%

S&P 500® Index is a broad-based, unmanaged measure of changes in stock market conditions based on the average performance of stocks of 500 large U.S. companies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

DF Dent Midcap Growth Fund
DF Dent Midcap Growth Fund
Investment Objective
The objective of the DF Dent Midcap Growth Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - DF Dent Midcap Growth Fund	Investor Shares	Institutional Shares	Total
Shareholder Fees Caption [Text]			Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase, if applicable)	(2.00%)	(2.00%)
Exchange Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - DF Dent Midcap Growth Fund		Investor Shares	Institutional Shares	Total
Management Fees		0.75%	0.75%
Distribution and/or Service (12b-1) Fees		none	none
Other Expenses		0.26%	0.19%
Total Annual Fund Operating Expenses		1.01%	0.94%
Fee Waiver and/or Expense Reimbursement	[1]	(0.03%)	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.98%	0.85%
Operating Expenses Caption [Text]				Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
[1]	D.F. Dent and Company, Inc. (the “Adviser”) has contractually agreed to waive a portion of its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) of Investor Shares and Institutional Shares to 0.98% and 0.85%, respectively, through October 31, 2021 (the “Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may recoup from the Fund fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such recoupment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of a class (after the recoupment has been taken into account) to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/ expenses were waived/reimbursed.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap through the time periods described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example - DF Dent Midcap Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Shares	100	319	555	1,234
Institutional Shares	87	291	511	1,146

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of medium-size companies (“80% Policy”). For these purposes, the Fund’s Adviser defines medium-sized companies as those companies with market capitalizations in the range of $1.298 billion to $53.5 billion, which was the three-year average of the market capitalization range of companies in the Russell Midcap Growth® Index on May 31, 2018, 2019 and 2020.

The Fund typically invests in U.S.-listed equity securities, consisting of common stocks, preferred stocks, securities convertible into U.S. common stocks, real estate investment trusts (“REITs”), American Depositary Receipts (“ADRs”), and exchange-traded funds (“ETFs”). The Fund invests in equity securities of domestic companies that in the Adviser’s view possess superior long-term growth characteristics and have strong, sustainable earnings prospects and reasonably valued stock prices. The Fund may invest in companies that do not have particularly strong earnings histories but do have other attributes that in the Adviser’s view may contribute to accelerated growth in the foreseeable future.

The Adviser relies on selecting individual stocks and does not try to predict when the stock market may rise or fall. The Adviser uses in-house research and other sources to conduct analyses of prospective Fund investments.

In purchasing Fund investments, the Adviser’s process begins with an economic analysis of prospective Fund investments across a range of industries, including, but not limited to, investments in the industrial sector and the information technology sector, in each of which the Fund currently invests a significant portion of its net assets. The Adviser then uses fundamental research to identify companies that it believes are well managed, are leaders in an industry niche, are consistent producers and/or exhibit sustainable growth.

The Adviser may sell a security in the Fund’s portfolio if, for example, the Adviser believes it has become overvalued or its fundamentals have changed. The Adviser may also change the weighting in a stock if it becomes an excessively large position within the Fund due to appreciation. In addition, the Fund may strategically invest a significant portion of the Fund’s total assets in cash or cash equivalents if in certain market conditions other appropriate investments for the Fund are not available at prices the Adviser believes are favorable to the Fund.

Principal Investment Risks

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Furthermore, the Fund currently has a large shareholder controlled by the Fund’s Adviser, which could redeem shares to the detriment of other shareholders.

Market Events Risk. Geopolitical and similar disruptive events with geopolitical consequences, including pandemics (such as COVID-19), may destabilize various countries’ economies and markets, which may experience increased volatility and reduced liquidity. Policy changes by the Federal Reserve and/or other government actors could similarly cause increased volatility in financial markets. Trade barriers and other protectionist trade policies (including those in the U.S.) may also result in market turbulence. Market volatility and reductions in market liquidity may negatively affect issuers worldwide, including issuers in which the Fund invests. Under such circumstances, the Fund may have difficulty liquidating portfolio holdings, particularly at favorable prices. To the extent that the Fund experiences higher levels of redemptions, the Fund may be required to transact in contemporaneous markets, even if they are volatile and/or illiquid, which may negatively impact the Fund’s net asset value.

Management Risk. The Fund is actively managed and its performance will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objective.

Capital Gains Risk. The sale of securities held in the Fund’s portfolio may generate capital gains if the value of a security sold has appreciated since the time of the Fund’s initial investment. There can be no guarantee that the Fund will not distribute such capital gains.

Growth Company Risk. The Fund’s investments in growth securities may be more sensitive to company earnings and more volatile than the market in general primarily because their stock prices are based heavily on future expectations. If the Adviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser has placed on it.

Information Technology Sector Risk. The Fund currently invests a portion of its assets in the information technology sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

Equity Risk. Equity securities, which include common stocks may decline in value because of changes in the price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

Small and Mid-Sized Capitalization Company Risk. Investments in small and mid-sized capitalization companies may be less liquid, and the prices of such securities may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund’s ability to sell such securities at a desirable time and price.

Cash and Cash Equivalents Risk. To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Industrials Sector Risk. To the extent the Fund invests a significant portion of its assets in the industrial sector, the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

Healthcare Sector Risk. The profitability of companies in the healthcare sector may be affected by government regulations changing costs of medical products and services, limited product lines, and product liability claims, among other things. Many healthcare companies are heavily dependent on patent protection, which may be time consuming and costly, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies may be thinly capitalized and susceptible to product obsolescence. Many new products in the healthcare sector require significant research and development and may be subject to regulatory approvals, which may be time consuming and costly and with no guarantee that the product will come to market.

REIT Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

Initial Public Offering Risk. The Fund may purchase securities in an IPO. Securities purchased in an IPO may be illiquid, and therefore more difficult to sell promptly at the most favorable price, and may be subject to substantial price volatility due to factors such as unseasoned trading, lack of investor knowledge of the company, and limited operating history.

ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when U.S. markets are not open for trading. Unsponsored ADRs may involve additional risks, and their prices may be more volatile than the prices of sponsored ADRs.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities or any changes in the issuer’s credit rating. Convertible securities are subject to the risk that the credit rating of the issuer may have an effect on the value of the convertible securities.

Exchange-Traded Funds Risk. The risks of investment in these securities typically reflect the risks of types of instruments in which the ETFs invest. By investing in an ETF, the Fund becomes a shareholder of that ETF and bears its proportionate share of the fees and expenses of the ETF. ETF shares trade in the secondary market and may be purchased by the Fund at a premium or discount to their NAV. When selling such securities, the Fund may not sell at the same premium or discount and may lose money on the premium or discount.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Investor Shares from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. The historical performance of the Fund’s Investor Class shares is used to calculate the performance of the Fund’s Institutional Class shares. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes do not have the same charges and expenses. The performance figures have not been adjusted to reflect applicable class fees and expenses. Updated performance information is available at www.dfdent.com or by calling (866) 2DF-DENT or (866) 233-3368 (toll free).

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Annual Returns as of December 31 Investor Shares

During the period shown, the highest return for a quarter was 19.13% for the quarter ended March 31, 2019, and the lowest return was -14.79% for the quarter ended December 31, 2018.

The calendar year-to-date total return as of September 30, 2020 was 13.00%.

Average Annual Total Returns (For the periods ended December 31, 2019)
Average Annual Total Returns - DF Dent Midcap Growth Fund	1 Year	5 Years		Since Inception		Inception Date
Investor Shares	40.14%	14.03%		14.63%		Jul. 01, 2011
Investor Shares | After Taxes on Distributions	39.85%	13.62%		14.08%		Jul. 01, 2011
Investor Shares | After Taxes on Distributions and Sales	23.97%	11.18%		12.01%		Jul. 01, 2011
Institutional Shares	40.35%	14.09%	[1]	14.66%	[1]	Nov. 29, 2017
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	35.47%	11.60%		12.35%		Jul. 01, 2011
[1]	Institutional Shares commenced operations on November 29, 2017. Performance for the 5 year and Since Inception periods is a blended average annual return which includes the returns of Investor Shares (inception date July 1, 2011) prior to the commencement of operations of Institutional Shares.

Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Fund's Investor Shares and after-tax returns for other share classes will vary.

DF Dent Small Cap Growth Fund
DF Dent Small Cap Growth Fund
Investment Objective
The objective of the DF Dent Small Cap Growth Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - DF Dent Small Cap Growth Fund	Investor Shares	Institutional Shares	Total
Shareholder Fees Caption [Text]			Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase, if applicable)	(2.00%)	(2.00%)
Exchange Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - DF Dent Small Cap Growth Fund		Investor Shares	Institutional Shares	Total
Management Fees		0.85%	0.85%
Distribution and/or Service (12b-1) Fees		none	none
Other Expenses		0.81%	0.87%
Total Annual Fund Operating Expenses		1.66%	1.72%
Fee Waiver and/or Expense Reimbursement	[1]	(0.61%)	(0.77%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.05%	0.95%
Operating Expenses Caption [Text]				Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
[1]	D.F. Dent and Company, Inc. (the “Adviser”) has contractually agreed to waive a portion of its fee and/ or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) of Investor Shares and Institutional Shares to 1.05% and 0.95%, respectively, through October 31, 2021 (the “Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may recoup from the Fund fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such recoupment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of a class (after the recoupment has been taken into account) to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap through the time periods described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example - DF Dent Small Cap Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Shares	107	464	845	1,914
Institutional Shares	97	467	861	1,966

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with small market capitalizations (“80% Policy”). For these purposes, the Fund’s Adviser considers small market capitalizations companies as those companies with market capitalizations in the range of $11.7 million to $11.7 billion, which was the three-year average of the market capitalization range of companies in the Russell 2000 Growth® Index on May 31, 2018, 2019, and 2020.

The Fund typically invests in U.S. exchange-listed equity securities, consisting of common stocks, preferred stocks, real estate investment trusts (“REITs”), sponsored and unsponsored American Depositary Receipts (“ADRs”) and exchange-traded funds (“ETFs”). The Fund may also invest in securities convertible into U.S. common stocks. The Fund invests in equity securities of companies that in the Adviser’s view possess superior long-term growth characteristics and have strong, sustainable earnings prospects and/or reasonably valued stock prices. The Fund may invest in companies that do not have particularly strong earnings histories but do have other attributes that in the Adviser’s view may contribute to accelerated growth in the foreseeable future, including initial public offerings (“IPOs”). As of the Fund’s fiscal year end, it had significant exposure to the information technology and industrial sectors.

The Adviser relies on selecting individual stocks and does not try to predict when the stock market may rise or fall. In purchasing Fund investments, the Adviser’s process begins with an economic analysis of prospective Fund investments across a range of industries. The Adviser then uses in-house and other fundamental research to identify companies that it believes are well managed, are leaders in an industry niche, are consistent producers and/or exhibit sustainable growth.

The Adviser may sell a security in the Fund’s portfolio if, for example, the Adviser believes it has become overvalued, its fundamentals have changed or it is no longer appropriate for the portfolio. The Adviser may also change the weighting in a stock if it becomes overweighted in the portfolio due to appreciation. In addition, the Fund may strategically invest a significant portion of the Fund’s total assets in cash or cash equivalents if in certain market conditions other appropriate investments for the Fund are not available at prices the Adviser believes are favorable to the Fund.

Principal Investment Risks

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Furthermore, the Fund currently has a large shareholder controlled by the Fund’s Adviser, which could redeem shares to the detriment of other shareholders.

Market Events Risk. Geopolitical and similar disruptive events with geopolitical consequences, including pandemics (such as COVID-19), may destabilize various countries’ economies and markets, which may experience increased volatility and reduced liquidity. Policy changes by the Federal Reserve and/or other government actors could similarly cause increased volatility in financial markets. Trade barriers and other protectionist trade policies (including those in the U.S.) may also result in market turbulence. Market volatility and reductions in market liquidity may negatively affect issuers worldwide, including issuers in which the Fund invests. Under such circumstances, the Fund may have difficulty liquidating portfolio holdings, particularly at favorable prices. To the extent that the Fund experiences higher levels of redemptions, the Fund may be required to transact in contemporaneous markets, even if they are volatile and/or illiquid, which may negatively impact the Fund’s net asset value.

Management Risk. The Fund is actively managed and its performance will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objective.

Small Capitalization Company Risk. The Fund’s investments in small capitalization companies may be less liquid and their securities’ prices may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund’s ability to sell such securities at a desirable time and price.

Growth Company Risk. The Fund’s investments in growth securities may be more sensitive to company earnings and more volatile than the market in general primarily because their stock prices are based heavily on future expectations. If the Adviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser has placed on it.

Information Technology Sector Risk. The Fund currently invests a portion of its assets in the information technology sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

Equity Risk. Equity securities, which include common stocks may decline in value because of changes in the price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

Initial Public Offering Risk. The Fund may purchase securities in an IPO. Securities purchased in an IPO may be illiquid, and therefore more difficult to sell promptly at the most favorable price, and may be subject to substantial price volatility due to factors such as unseasoned trading, lack of investor knowledge of the company, and limited operating history.

Cash and Cash Equivalents Risk. To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Industrials Sector Risk. To the extent the Fund invests a significant portion of its assets in the industrial sector, the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

Healthcare Sector Risk. The profitability of companies in the healthcare sector may be affected by government regulations changing costs of medical products and services, limited product lines, and product liability claims, among other things. Many healthcare companies are heavily dependent on patent protection, which may be time consuming and costly, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies may be thinly capitalized and susceptible to product obsolescence. Many new products in the healthcare sector require significant research and development and may be subject to regulatory approvals, which may be time consuming and costly and with no guarantee that the product will come to market.

REIT Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when U.S. markets are not open for trading. Unsponsored ADRs may involve additional risks, and their prices may be more volatile than the prices of sponsored ADRs.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities or any changes in the issuer’s credit rating. Convertible securities are subject to the risk that the credit rating of the issuer may have an effect on the value of the convertible securities.

Exchange-Traded Funds Risk. The risks of investment in these securities typically reflect the risks of types of instruments in which the ETFs invest. By investing in an ETF, the Fund becomes a shareholder of that ETF and bears its proportionate share of the fees and expenses of the ETF. ETF shares trade in the secondary market and may be purchased by the Fund at a premium or discount to their NAV. When selling such securities, the Fund may not sell at the same premium or discount and may lose money on the premium or discount.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Investor Shares from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. The historical performance of the Fund’s Investor Class shares is used to calculate the performance of the Fund’s Institutional Class shares. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes do not have the same charges and expenses. The performance figures have not been adjusted to reflect applicable class fees and expenses. Updated performance information is available at www.dfdent.com or by calling (866) 2DF-DENT or (866) 233-3368 (toll free).

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Annual Returns as of December 31 Investor Shares

During the period shown, the highest return for a quarter was 17.06% for the quarter ended March 31, 2019, and the lowest return was -18.81% for the quarter ended December 31, 2018.

The calendar year-to-date total return as of September 30, 2020 was 10.77%.

Average Annual Total Returns (For the periods ended December 31, 2019)
Average Annual Total Returns - DF Dent Small Cap Growth Fund	1 Year	5 Years		Since Inception		Inception Date
Investor Shares	36.34%	11.61%		11.52%		Nov. 01, 2013
Investor Shares | After Taxes on Distributions	35.66%	10.96%		10.95%		Nov. 01, 2013
Investor Shares | After Taxes on Distributions and Sales	21.64%	9.02%		9.07%		Nov. 01, 2013
Institutional Shares	36.54%	11.66%	[1]	11.56%	[1]	Nov. 29, 2017
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	28.48%	9.34%		9.64%		Nov. 01, 2013
[1]	Institutional Shares commenced operations on November 29, 2017. Performance for the 5 year and Since Inception periods is a blended average annual return which includes the returns of Investor Shares (inception date November 1, 2013) prior to the commencement of operations of Institutional Shares.

Russell 2000® Growth Index measures the performance of the small cap growth segment of the U.S. equity universe. It includes those Russell Small Cap Index companies with higher price-to-book ratios and higher forecasted growth values.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Fund's Investor Shares and after-tax returns for other share classes will vary.